UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Woodside Asset Management, Inc.
Address: 3000 Sand Hill Rd., Bldg. 2 Ste. 160
         Menlo Park, CA  94025



13F File Number: 028-10320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Denise Carlquist
Title:   Client Services Manager
Phone:   650-854-5100_
Signature, Place, and Date of Signing:

Denise Carlquist Menlo Park,CA November11,2004

Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      86
Form 13F Information Table Value Total:       $115,203


List of Other Included Managers:

No.   13F File Number        Name

       	   	   	FORM 13F INFORMATION TABLE
                                                            MKTVAL   	    	     INVST   VOTING    ATHTY
NAME OF ISSUER		       CLASS TITLE	    CUSIP    x$100   	SHS PRN CALL DSCRT     SOLE     SHRD	NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------- -------- --------

American Int'l Group Inc.      COM              026874107      224     3300 SH       DEFINED      0        0     3300
Arch Coal Inc.                 COM              039380100      385    10845 SH       DEFINED   4795        0     6050
Avalon Bay Communities Inc.    COM              053484101     2382    39555 SH       DEFINED  31395        0     8160
Avery Dennison Corp.           COM              053611109      958    14569 SH       DEFINED  12254        0     2315
Bank of America Corp.          COM              060505104     1055    24340 SH       DEFINED  17390        0     6950
W.R. Berkeley Corp.            COM              084423102     1808    42895 SH       DEFINED  34435        0     8460
(2005) Blackrock Advantage     COM		09247A101      343    31657 SH       DEFINED  28043        0     3614
(2008) Blackrock CA Insured    COM		09247G108     1627    98428 SH       DEFINED  70458        0    27970
(2004) Blackrock Inv't Quality COM		09247J102      339    34535 SH       DEFINED  32905        0     1630
(2008) Blackrock Insured       COM		09247K109      507    30645 SH       SOLE     30645        0        0
(2009) Blackrock Broad         COM		09247Q106      170    10515 SH       SOLE     10515        0        0
Bristol-Myers Squibb Co.       COM              110122108      754    31871 SH       DEFINED  26491        0     5380
CBRL Group Inc.                COM              12489V106     1537    42596 SH       DEFINED  33676        0     8920
Catellus Developmemt Corp.     COM              149113102     2082    78550 SH       DEFINED  61950        0    16600
Clorox Co.                     COM              189054109      936    17561 SH       DEFINED  14756        0     2805
Coca-Cola Company              COM              191216100      699    17446 SH       DEFINED  14911        0     2535
Colgate Palmolive Co.          COM              194162103      751    16633 SH       DEFINED  12053        0     4580
Conagra Inc.                   COM              205887102     1097    42654 SH       DEFINED  34944        0     7710
Credence Systems Corp.         COM              225302108      216    30000 SH       DEFINED      0        0    30000
Dentsply Intl Inc. New         COM              249030107     2021    38910 SH       DEFINED  31970        0     6940
Exxon Mobil Corp. (New)        COM              30231G102      324     6700 SH       DEFINED    400        0     6300
General Electric Co.           COM              369604103     1028    30612 SH       DEFINED  21682        0     8930
General Growth Properties      COM              370021107     1794    57865 SH       DEFINED  45775        0    12090
Genuine Parts Co.              COM              372460105      941    24522 SH       DEFINED  20662        0     3860
Global Imaging System Inc.     COM              37934A100      768    24725 SH       DEFINED  19980        0     4745
Hewlett-Packard                COM              428236103     1475    78655 SH       DEFINED  63645        0    15010
ING Prime Rate Trust           COM	        44977W106      386    48557 SH       DEFINED  27400        0    21157
Ishares MSCI Japan Index Fund  COM              464286848     2221   229004 SH       DEFINED 168242        0    60762
Ishares MSCI Emerging Mkt Ind  COM              464287234     1069     6199 SH       DEFINED   4576        0     1623
Ishares MSCI EAFE Index Fund   COM              464287465     4090    28926 SH       DEFINED  18704        0    10222
iShares Russell 2000           COM              464287655      341     2993 SH       DEFINED    579        0     2414
JPmorgan Chase & CO.           COM              46625H100      948    23870 SH       DEFINED  19575        0     4295
Jefferson Pilot Corp.          COM              475070108      884    17794 SH       DEFINED  14799        0     2995
Johnson & Johnson              COM              478160104     2120    37644 SH       DEFINED  27375        0    10269
Kerr-Mc Gee Corp.              COM              492386107     1961    34261 SH       DEFINED  28931        0     5330
Koninklijke Ahold NV           COM              500467303      738   115475 SH       DEFINED  93480        0    21995
Kraft Foods Inc.               COM              50075N104      970    30571 SH       DEFINED  25286        0     5285
MAP 2004, L.P.                 COM              5650968AT      475       19 SH       DEFINED     15        0        4
Marsh & Mclennan Cos Inc.      COM              571748102      792    17316 SH       DEFINED  14501        0     2815
Moodys Corp.                   COM              615369105      366     5000 SH       DEFINED      0        0     5000
Nasdaq 100 Tr                  COM              631100104     4544   129324 SH       DEFINED 106007        0    23317
Newell Rubbermaid Inc.         COM              651229106      744    37131 SH       DEFINED  31291        0     5840
Pfizer Inc.                    COM              717081103     1160    37909 SH       DEFINED  25534        0    12375
Pitney-Bowes, Inc.             COM              724479100     1133    25694 SH       DEFINED  17439        0     8255
Plum Creek Timber Co Inc.      COM              729251108     2127    60720 SH       DEFINED  47860        0    12860
Procter & Gamble Company       COM              742718109      943    17430 SH       DEFINED  14180        0     3250
Rayonier Inc.                  COM              754907103      384     8489 SH       DEFINED   4140        0     4349
Rydex S&P Equal Weight ETF     COM              78355W106     2198    15762 SH       DEFINED   6779        0     8983
SCP Pool Corp.                 COM              784028102     1221    45662 SH       DEFINED  38090        0     7572
SPDR                           COM              78462F103     6866    61437 SH       DEFINED  36641        0    24796
San Juan Basin Royalty Trust   COM              798241105     3548   116304 SH       DEFINED  85945        0    30359
Sara Lee Corp.                 COM              803111103      974    42627 SH       DEFINED  35917        0     6710
Energy Select Sector SPDR      COM              81369Y506     3216    92067 SH       DEFINED  64170        0    27897
Simon Property Grp Inc.        COM              828806109     2166    40387 SH       DEFINED  31862        0     8525
STERIS Corp.                   COM              859152100      758    34564 SH       DEFINED  28424        0     6140
Stora Enso OYJ ADR             COM              86210M106      847    62635 SH       DEFINED  50310        0    12325
streetTRACKS Willshire Reit Fd COM              86330E604     2152    13068 SH       DEFINED   6487        0     6581
Sumtotal Systems Inc.          COM              866615107       54    10839 SH       DEFINED      0        0    10839
3M CO                          COM              88579Y101      240     3000 SH       DEFINED      0        0     3000
Toro Company                   COM              891092108     2289    33521 SH       DEFINED  26976        0     6545
Trimble Navigation Ltd         COM              896239100     1077    34085 SH       DEFINED  27530        0     6555
Unilever N V                   COM              904784709      774    13395 SH       DEFINED  11265        0     2130
Unitedhealth Group Inc.        COM              91324P102     2277    30880 SH       DEFINED  25050        0     5830
Wal-Mart Stores, Inc.          COM              931142103      894    16809 SH       DEFINED  13983        0     2826
Wells Fargo & Co (New)         COM              949746101      989    16588 SH       DEFINED  13403        0     3185
Westcorp                       COM              957907108      888    20882 SH       DEFINED  16777        0     4105
Westpac Banking Corp. ADS      COM              961214301     1160    18040 SH       DEFINED  14390        0     3650
Ingersoll Rand Co.             COM              G4776G101     1775    26120 SH       DEFINED  21000        0     5120
RenaissanceRe Holdings Ltd.    COM              G7496G103     2058    39904 SH       DEFINED  32314        0     7590